Statements of Consolidated Shareholders' Equity - USD ($) $ in Thousands	Total		Common Stock [Member]	Preferred Stock [Member]	Unearned ESOP Compensation [Member]	Other Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Cumulative Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2013	$ 1,774,535		$ 112,902	$ 40,406	$ (40,406)	$ 1,847,801	$ 1,774,050	$ (1,639,174)	$ (321,044)
Shareholders' Equity [Roll Forward]
Net income	865,887						865,887
Other comprehensive income (loss)	(150,914)								(150,914)
Treasury stock purchased	(1,488,663)							(1,488,663)
Redemption of preferred stock				(40,406)	40,406
Stock options exercised	77,496		1,423			98,646		(22,573)
Income tax effect of stock compensation	68,657					68,657
Restricted stock and stock option grants (net activity)	64,735		200			64,535
Cash dividends -- $3.36, $2.68 and $2.20 per common share in December 31, 2016, 2015 and 2014, respectively	(215,263)						(215,263)
Ending balance at Dec. 31, 2014	996,470		114,525	0	0	2,079,639	2,424,674	(3,150,410)	(471,958)
Shareholders' Equity [Roll Forward]
Net income	1,053,849						1,053,849
Other comprehensive income (loss)	(115,137)								(115,137)
Treasury stock purchased	(1,035,291)							(1,035,291)
Stock options exercised	55,633		1,134			88,856		(34,357)
Income tax effect of stock compensation	89,691					89,691
Restricted stock and stock option grants (net activity)	72,342		102			72,240
Cash dividends -- $3.36, $2.68 and $2.20 per common share in December 31, 2016, 2015 and 2014, respectively	(249,647)						(249,647)
Ending balance at Dec. 31, 2015	867,910		115,761	0	0	2,330,426	3,228,876	(4,220,058)	(587,095)
Shareholders' Equity [Roll Forward]
Net income	1,132,703	[1]					1,132,703
Other comprehensive income (loss)	46,744								46,744
Stock options exercised	71,057		706			86,125		(15,774)
Restricted stock and stock option grants (net activity)	72,109		96			72,013
Cash dividends -- $3.36, $2.68 and $2.20 per common share in December 31, 2016, 2015 and 2014, respectively	(312,082)						(312,082)
Ending balance at Dec. 31, 2016	$ 1,878,441		$ 116,563	$ 0	$ 0	$ 2,488,564	$ 4,049,497	$ (4,235,832)	$ (540,351)

[1]	First quarter 2016 net income and basic and diluted net income per common share are restated due to the early adoption of ASU No. 2016-09 in the second quarter. See Notes 1 and 14.